Intangible Assets (Details)	Jun. 30, 2022 USD ($)
Accumulated Amortization	$ 861,222
Net Carrying Amount	11,063,395
Customer Relationships	11,924,617
Customer Relationships
Accumulated Amortization	861,222
Net Carrying Amount	11,063,395
Customer Relationships	$ 11,924,617